CONSOLIDATED STATEMENTS OF OPERATIONS (Parentheticals) - Related Party - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Research and development from related party	$ 1,762	$ 17	$ 1,796	$ 51	$ 69	$ 49
General and administrative from related party	2,948	12	2,972	36	48	37
Financial expenses, net from related party	$ (182)	$ 40	$ (47)	$ 40	$ 83	$ 0